CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2015		73,935	11,046,875
Balance, value at Dec. 31, 2015	$ 1,110,552	$ 0	$ 1	$ 726,801	$ 262,603	$ (445)	$ 988,960	$ 121,592
Net loss	(300,149)				(303,823)		(303,823)	3,674
Total other comprehensive income	445					445	445
Tender Offer - Redemption of preferred stock (Note 17), shares		(24,431)
Tender Offer - Redemption of preferred stock (Note 17), shares			758,918
Tender Offer - Redemption of preferred stock (Note 17), value	(9,323)			(50,887)	41,564		(9,323)
Stock-based compensation expenses, (Note 17) shares			2,497
Stock-based compensation expenses, (Note 17) value	3,446			3,446			3,446
Cancellation of shares (Note 17), shares			(291)
Acquisition of treasury stock (Note 17), shares			(94,858)
Acquisition of treasury stock (Note 17), value	(818)			(818)			(818)
Dividends declared/ paid	(600)				(600)		(600)
Balance, shares at Dec. 31, 2016		49,504	11,713,141
Balance, value at Dec. 31, 2016	803,553	$ 0	$ 1	678,542	(256)	0	678,287	125,266
Net loss	(164,787)				(165,910)		(165,910)	1,123
Total other comprehensive income	2					2	2
Tender Offer - Redemption of preferred stock (Note 17), shares		(766)
Tender Offer - Redemption of preferred stock (Note 17), shares			62,581
Tender Offer - Redemption of preferred stock (Note 17), value	(571)			(716)	145		(571)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares		(2,436)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares			179,015
Stock-based compensation expenses, (Note 17) shares			84,333
Stock-based compensation expenses, (Note 17) value	4,296			4,296			4,296
Cancellation of shares (Note 17), value	(6)			(6)			(6)
Cancellation of shares (Note 17), shares			(423)
Dividends paid to Noncontrolling Shareholders	(25,323)							(25,323)
Balance, shares at Dec. 31, 2017		46,302	12,038,647
Balance, value at Dec. 31, 2017	617,164	$ 0	$ 1	682,116	(166,021)	2	516,098	101,066
Net loss	(265,513)				(268,720)		(268,720)	3,207
Total other comprehensive income	0				2	(2)
Stock-based compensation expenses, (Note 17) shares			805,423
Stock-based compensation expenses, (Note 17) value	4,556			4,556			4,556
Cancellation of shares (Note 17), value	(1)			(1)			(1)
Cancellation of shares (Note 17), shares			(656)
Noncontrolling interest of Navios Containers (Note 3)	165,474							165,474
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	$ 521,680	$ 0	$ 1	$ 686,671	$ (434,739)	$ 0	$ 251,933	$ 269,747